Prudential Sector Funds, Inc.
655 Broad Street, 17th Floor
Newark, New Jersey 07102

November 28, 2017

VIA EDGAR SUBMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:       Prudential Sector Funds, Inc.: Form N-1A

Post-Effective Amendment No. 76 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 77 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 002-72097

Investment Company Act No. 811-03715

Dear Sir or Madam:

On behalf of Prudential Sector Funds, Inc. (the “Corporation”), with respect to the Prudential Utility Fund and Prudential Jennison Financial Services Fund (the “Funds” and each a “Fund”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), transmitted herewith for filing is Post-Effective Amendment No. 76 to the Registration Statement under the 1933 Act and Amendment No. 77 to the Registration Statement under the 1940 Act (the “Amendment”). Such Amendment has been marked to indicate changes effected in said Amendment as compared to Post-Effective Amendment No. 76 under the 1933 Act and Amendment No. 77 under the 1940 Act.

This filing is being made pursuant to Rule 485(a) under the 1933 Act in order to add disclosure regarding a new share class, designated Class Q for each Fund, and to reflect certain other updates to the Prudential Jennison Financial Services Fund name, strategies and subadviser. The Corporation intends to file a subsequent post-effective amendment on or before January 27, 2018, pursuant to Rule 485(b) under the 1933 Act, to include certain other exhibits, as well as non-material financial and other information, and information responsive to any comments from the staff of the Securities and Exchange Commission (the “Staff”) regarding the Amendment filed herewith.

To assist you with the review of this filing, we note that the majority of the Registration Statement is similar to the Corporation’s currently effective Registration Statement which became effective on January 27, 2017 (the “Current Registration Statement”). The Amendment contains all applicable Staff comments to the Current Registration Statement.

With respect to the new disclosure regarding Class Q shares, the Amendment includes substantially similar disclosure to the following sections of the prospectus for the most recently effective Registration Statement adding disclosure regarding Class Q shares (the Prudential Jennison Blend Fund, Inc. Registration Statement on Form N-1A with respect to the prospectus of the Prudential Jennison Blend Fund, Inc effective on October 26, 2017, (File No. 002-75128 and 811-03336) as it relates to Class Q shares:

•	The “Fund Fees and Expenses” and “Investments, Risks and Performance” section of the “Fund Summary”;
  The “Distributors” section of “How the Fund is Managed”;
  “How to Choose a Share Class”; and
  “Qualifying for Class Q Shares.”

The Amendment includes substantially similar disclosure to the following sections of the Prudential Jennison Blend Fund, Inc. Registration Statement’s statement of additional information as it relates to Class Q shares:

•	“Additional Information: Description of Shares and Organization”; and
•	“Purchase, Redemption, and Pricing of Fund Shares.”

Since the Amendment with respect to the Prudential Utility Fund is substantially similar to the Current Registration Statement, with the exception of the sections relating to the addition of Class Q shares, which are substantially similar to the corresponding sections of the Prudential Investment Portfolios 4 Registration Statement, we request that the Amendment receives “no review” or limited review if deemed necessary by the staff. The Amendment will go effective on January 27, 2018.

If you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Staff’s review, please contact me at 973-802-6469. Thank you for your assistance in this matter.

Sincerely yours,

/s/ Jonathan Shain

Jonathan Shain

Vice President and Corporate Counsel